Nationwide Variable Insurance Trust
Prospectus May 1, 2010

Fund and Class
American Funds NVIT Growth Fund Class II

American Funds NVIT Global Growth Fund Class II

American Funds NVIT Growth-Income Fund Class II

American Funds NVIT Asset Allocation Fund Class II

American Funds NVIT Bond Fund Class II

The Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

2	Fund Summaries
2	American Funds NVIT Growth Fund
5	American Funds NVIT Global Growth Fund
8	American Funds NVIT Growth-Income Fund
11	American Funds NVIT Asset Allocation Fund
15	American Funds NVIT Bond Fund

19	How the Funds Invest
19	American Funds NVIT Growth Fund
21	American Funds NVIT Global Growth Fund
22	American Funds NVIT Growth-Income Fund
24	American Funds NVIT Asset Allocation Fund
26	American Funds NVIT Bond Fund

28	Risks of Investing in the Funds

32	Fund Management
32	Master-Feeder Mutual Fund Structure
33	Investment Adviser to the Master Funds
33	Master-Feeder Service Provider to the Feeder Funds
34	Portfolio Management of the Master Funds
35	Additional Information about the Fund Managers

36	Investing with Nationwide Funds
36	Choosing a Share Class
36	Purchase Price
36	Fair Valuation
37	Selling Shares
37	Restrictions on Sales
37	Excessive or Short-Term Trading
37	Monitoring of Trading Activity
38	Restrictions on Transactions
39	Distribution and Services Plans
40	Revenue Sharing
40	Additional Information about Fees and Expenses

41	Distributions and Taxes

42	Financial Highlights

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND

Objective

The American Funds NVIT Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide growth of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II Shares
Management Fees	0.33%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.64%

Total Annual Fund Operating Expenses	1.22%

Amount of Fee Waiver/Expense Reimbursement[3]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.07%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.
2	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
3	Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2011 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$109	$372	$656	$1,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

The Master Growth Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Growth Fund’s assets. Under this approach, the portfolio of the Master Growth Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth Fund’s portfolio investments. The basic investment philosophy of the Master Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Growth Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth Fund adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares
(Years Ended December 31,)

Best Quarter:  18.36% – 2nd qtr. of 2009
Worst Quarter:  –26.15% – 4th qtr. of 2009

Average Annual Total Returns
(For Periods Ended December 31, 2009):

	1 Year	5 Years	10 Years
Class II shares	38.78%	1.86%	0.55%

Standard & Poor’s 500® Index (reflects no deduction for fees or expenses)	26.46%	0.42%	–0.95%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management Companysm (“Capital Research”)

Portfolio Counselors

Portfolio Counselors	Title	Length of Service
Donnalisa Parks Barnum	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1986

Gregg E. Ireland	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1972

Gregory D. Johnson	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1994

Michael T. Kerr	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1986

Ronald B. Morrow	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1998

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND

Objective

The American Funds NVIT Global Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide long-term growth of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II Shares
Management Fees	0.54%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.66%

Total Annual Fund Operating Expenses	1.45%

Amount of Fee Waiver/Expense Reimbursement[3]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.30%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Global Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.
2	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
3	Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2011 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$132	$444	$778	$1,722

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Global Growth Fund invests primarily in common stocks of companies located around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing or emerging economies and/or markets. The Master Global Growth Fund expects to be invested in numerous countries around the world.

The Master Global Growth Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Global Growth Fund’s assets. Under this approach, the portfolio of the Master Global Growth Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Global Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Global Growth Fund’s portfolio investments. The basic investment philosophy of the Master Global Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The Master Global Growth Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Global Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember,

FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND (cont.)

however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Global Growth Fund adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares
(Years Ended December 31,)

Best Quarter:  22.13% – 2nd qtr. of 2009
Worst Quarter:  –20.18% – 4th qtr. of 2008

Average Annual Total Returns
(For Periods Ended December 31, 2009):

	1 Year	5 Years	10 Years
Class II shares	41.60%	6.14%	1.76%

MSCI World Index (reflects no deduction for fees or expenses)	29.99%	2.01%	–0.24%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management Companysm (“Capital Research”)

Portfolio Counselors

Portfolio Counselors	Title	Length of Service
Robert W. Lovelace	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1985

Steven T. Watson	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1990

Paul A. White	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1999

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND

Objective

The American Funds NVIT Growth-Income Fund (the “Fund” or “Feeder Fund”) seeks to achieve long-term growth of capital and income.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II Shares
Management Fees	0.28%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.59%

Total Annual Fund Operating Expenses	1.12%

Amount of Fee Waiver/Expense Reimbursement[3]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.97%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Growth-Income Fund (as described in the Principal Investment Strategies section below) and the Fund.
2	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
3	Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2011 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$99	$341	$602	$1,350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Growth-Income Fund (the “Master Growth-Income Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The Master Growth-Income Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Growth-Income Fund’s assets. Under this approach, the portfolio of the Master Growth-Income Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Growth-Income Fund relies on the professional judgment of its investment adviser to make decisions about the Master Growth-Income Fund’s portfolio investments. The basic investment philosophy of the Master Growth-Income Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The Master Growth-Income Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth-Income Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Dividend risk – income provided by the Fund could be negatively affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources those companies have available for making dividend payments.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for

FUND SUMMARY: AMERICAN FUNDS NVIT GROWTH-INCOME FUND (cont.)

certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on April 27, 2007 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Growth-Income Fund adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares
(Years Ended December 31,)

Best Quarter:  15.92% – 2nd qtr. of 2009
Worst Quarter:  –22.04% – 4th qtr. of 2008

Average Annual Total Returns
(For Periods Ended December 31, 2009):

	1 Year	5 Years	10 Years
Class II shares	30.69%	0.22%	2.61%

Standard & Poor’s 500® Index (reflects no deduction for fees or expenses)	26.46%	0.42%	–0.95%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management Companysm (“Capital Research”)

Portfolio Counselors

Portfolio Counselors	Title	Length of Service
James K. Dunton	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 1962

Donald D. O’Neal	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 1985

C. Ross Sappenfield	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 1992

J. Blair Frank	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 1994

Claudia P. Huntington	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 1975

Dylan J. Yolles	Senior Vice President – Capital Research Global Investors, a division of Capital Research	Since 2000

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND

Objective

The American Funds NVIT Asset Allocation Fund (the “Fund” or “Feeder Fund”) seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II Shares
Management Fees	0.31%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.57%

Total Annual Fund Operating Expenses	1.13%

Amount of Fee Waiver/Expense Reimbursement[3]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.98%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Asset Allocation Fund (as described in the Principal Investment Strategies section below) and the Fund.
2	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
3	Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2011 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$100	$344	$608	$1,361

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%–80% in equity securities, 20%–50% in debt securities and 0%–40% in money market instruments. As of December 31, 2009, the Master Asset Allocation Fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The Master Asset Allocation Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Asset Allocation Fund’s assets. Under this approach, the portfolio of the Master Asset Allocation Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Asset Allocation Fund relies on the professional judgment of its investment adviser to make decisions about the Master Asset Allocation Fund’s portfolio investments. The basic investment philosophy of the Master Asset Allocation Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The Master Asset Allocation Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Asset Allocation Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of Fund’s investments—and therefore, the value of the Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer’s debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

High-yield bond risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Cash position risk – the Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by Master Asset Allocation Fund are securities with shorter maturities and higher quality than those typically of bonds.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.

Asset allocation risk – the Master Asset Allocation Fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the Fund to underperform relative to relevant benchmarks and other funds with a similar investment objective.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund’s average annual total returns to the Barclays Capital U.S. Aggregate Index, which is generally representative of the entire bond market, as a whole. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Asset Allocation Fund in which the Fund invests, adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares
(Years Ended December 31,)

Best Quarter:  11.51% – 3rd qtr. of 2009
Worst Quarter:  –16.43% – 4th qtr. of 2008

Average Annual Total Returns
(For Periods Ended December 31, 2009):

	1 Year	5 Years	10 Years
Class II shares	23.41%	2.63%	2.95%

Standard & Poor’s 500® Index (reflects no deduction for fees or expenses)	26.46%	0.42%	–0.95%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)	5.93%	4.97%	6.33%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management CompanySM (“Capital Research”)

FUND SUMMARY: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

Portfolio Counselors

Portfolio Counselors	Title	Length of Service
Alan N. Berro	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1991

Jeffrey T. Lager	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1996

James R. Mulally	Senior Vice President – Fixed Income, Capital Research, a division of Capital Research	Since 1980

Eugene P. Stein	Senior Vice President – Capital World Investors, a division of Capital Research	Since 1972

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND

Objective

The American Funds NVIT Bond Fund (the “Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses1

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class II Shares
Management Fees	0.38%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses[2]	0.58%

Total Annual Fund Operating Expenses	1.21%

Amount of Fee Waiver/Expense Reimbursement[3]	(0.15)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.06%

1	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Bond Fund (as described in the Principal Investment Strategies section below) and the Fund.
2	The Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
3	Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2011 and may be renewed at that time.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

	1 Year	3 Years	5 Years	10 Years
Class II shares	$108	$369	$651	$1,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in the Class 1 shares of the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Master Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The Master Bond Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Bond Fund’s assets. Under this approach, the portfolio of the Master Bond Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Bond Fund relies on the professional judgment of its investment adviser to make decisions about the Master Bond Fund’s portfolio investments. The basic investment philosophy of the Master Bond Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The Master Bond Fund’s investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Bond Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of Fund’s investments—and therefore, the value of the Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due or the ratings on an issuer’s debt securities may have been lowered, negatively impacting their price. This risk is particularly high for high-yield bonds.

High-yield bond risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

Liquidity risk – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly then anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Master-feeder structure risk – other “feeder” funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The table also compares the Fund’s average annual total returns to the Barclays Capital U.S. Aggregate Index, which is generally representative of the entire bond market, as a whole. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Bond Fund adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.

Annual Total Returns – Class II Shares
(Years Ended December 31,)

Best Quarter:  5.88% – 2nd qtr. of 2009
Worst Quarter:  –5.61% – 3rd qtr. of 2008

Average Annual Total Returns
(For Periods Ended December 31, 2009):

	1 Year	5 Years	10 Years
Class II shares	12.15%	2.22%	4.31%

Citigroup BIG Bond Index (reflects no deduction for fees or expenses)	5.06%	5.22%	6.47%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)	5.93%	4.97%	6.33%

Portfolio Management

Investment Adviser to the Master Funds

Capital Research and Management Companysm (“Capital Research”)

FUND SUMMARY: AMERICAN FUNDS NVIT BOND FUND (cont.)

Portfolio Counselors

Portfolio Counselors	Title	Length of Service
David C. Barclay	Senior Vice President – Fixed Income, a division of Capital Research	Since 1988

Mark H. Dalzell	Senior Vice President – Fixed Income, a division of Capital Research	Since 1988

David A. Hoag	Senior Vice President – Fixed Income, a division of Capital Research	Since 1991

Thomas H. Hogh	Senior Vice President – Fixed Income, a division of Capital Research	Since 1990

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or its affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GROWTH FUND

Objective and Principal Investment Strategies

The American Funds NVIT Growth Fund seeks to provide growth of capital. This objective can be changed without shareholder approval upon 60-days written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Growth Fund, a series of the American Funds Insurance Series®, a registered open-end investment company. The Master Growth Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Described below are the primary strategies and certain other strategies and policies that the Master Growth Fund’s investment adviser uses in pursuit of the Master Growth Fund’s objective:

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The prices of the common stocks and other securities held by the Master Growth Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Master Growth Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the Master Growth Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The Master Growth Fund may invest a portion of its assets in securities of issuers domiciled outside the United States. In addition to the risks described above, investments in securities issued by entities based outside the United States may be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The Master Growth Fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the Master Growth Fund’s investment adviser to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The Master Growth Fund may also hold cash or money market instruments. The percentage of the Master Growth Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Growth Fund shares. For temporary defensive purposes, the Master Growth Fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the Master Growth Fund’s investment adviser. The Master Growth Fund’s investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect the Master Growth Fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the Master Growth Fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity and debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK AND MASTER-FEEDER STRUCTURE RISK, each of which is

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GROWTH FUND (cont.)

described in the section “Risks of Investing in the Funds” beginning on page 28.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND

Objective and Principal Investment Strategies

The American Funds NVIT Global Growth Fund seeks to provide long-term growth of capital. This objective can be changed without shareholder approval upon 60-days written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Global Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company. The Master Global Growth Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Global Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Described below are the primary strategies and certain other strategies and policies that the Master Global Growth Fund’s investment adviser uses in pursuit of the Master Global Growth Fund’s objective:

The Master Global Growth Fund invests primarily in common stocks of companies located around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth.

The prices of the common stocks and other securities held by the Master Global Growth Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Master Global Growth Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The Master Global Growth Fund may also hold cash or money market instruments. The percentage of the Master Global Growth Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Global Growth Fund shares. For temporary defensive purposes, the Master Global Growth Fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the Master Global Growth Fund’s investment adviser. The Master Global Growth Fund’s investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect the Master Global Growth Fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the Master Global Growth Fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Global Growth Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, FOREIGN SECURITIES RISK, EMERGING MARKETS RISK, GROWTH STYLE RISK AND MASTER-FEEDER STRUCTURE RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 28.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT GROWTH-INCOME FUND

Objective and Principal Investment Strategies

The American Funds NVIT Growth-Income Fund seeks to achieve long-term growth of capital and income. This objective can be changed without shareholder approval upon 60-days written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company. Investors in the Master Growth-Income Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Described below are the primary strategies and certain other strategies and policies that the Master Growth-Income Fund’s investment adviser uses in pursuit of the Master Growth-Income Fund’s objective:

The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of, and the income generated by, common stocks and other securities held by the Master Growth-Income Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Growth-Income Fund may involve large price swings and potential for loss. Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The Master Growth-Income Fund may also invest in bonds and other debt securities. The prices of, and the income generated by, most debt securities held by the Master Growth-Income Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Master Growth-Income Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Master Growth-Income Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The Master Growth-Income Fund may also hold cash or money market instruments. The percentage of the Master Growth-Income Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Growth-Income Fund shares. For temporary defensive purposes, the Master Growth-Income Fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the Master Growth-Income Fund’s investment adviser. The Master Growth-Income Fund’s investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect the Master Growth-Income Fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the Master Growth-Income Fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Growth-Income Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity and debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio

How the Funds Invest: American Funds NVIT Growth-Income Fund (cont.)

managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, DIVIDEND RISK AND MASTER-FEEDER STRUCTURE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 28.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND

Objective and Principal Investment Strategies

The American Funds NVIT Asset Allocation Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term. This objective can be changed without shareholder approval upon 60-days written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company. Investors in the Master Asset Allocation Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

Described below are the primary strategies and certain other strategies and policies that the Master Asset Allocation Fund’s investment adviser uses in pursuit of the Master Asset Allocation Fund’s objective:

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%–80% in equity securities, 20%–50% in debt securities and 0%–40% in money market instruments. As of December 31, 2009, the Master Asset Allocation Fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The Master Asset Allocation Fund percentage allocation to equity securities, debt securities and money market instruments could cause the Master Asset Allocation Fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the Master Asset Allocation Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Master Asset Allocation Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the Master Asset Allocation Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Master Asset Allocation Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Master Asset Allocation Fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The Master Asset Allocation Fund may also hold cash or money market instruments. The percentage of the Master Asset Allocation Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Asset Allocation Fund

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT ASSET ALLOCATION FUND (cont.)

shares. For temporary defensive purposes, the Master Asset Allocation Fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the Master Asset Allocation Fund’s investment adviser. The Master Asset Allocation Fund’s investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect the Master Asset Allocation Fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the Master Asset Allocation Fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Asset Allocation Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in equity and debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to STOCK MARKET RISK, INTEREST RATE RISK, CREDIT RISK, FOREIGN SECURITIES RISK, HIGH-YIELD BOND RISK, LIQUIDITY RISK, PREPAYMENT AND CALL RISKS, EXTENSION RISK, CASH POSITION RISK, MONEY MARKET RISK, MASTER-FEEDER STRUCTURE RISK AND ASSET ALLOCATION RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 28.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT BOND FUND

Objective and Principal Investment Strategies

The American Funds NVIT Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective can be changed without shareholder approval upon 60-days written notice to shareholders. The Fund invests all of its assets in the Class 1 shares of the Master Bond Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

Described below are the primary strategies and certain other strategies and policies that the Master Bond Fund’s investment adviser uses in pursuit of the Master Bond Fund’s objective:

The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Master Bond Fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The prices of, and the income generated by, the bonds and other securities held by the Master Bond Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Master Bond Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the Master Bond Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Master Bond Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Master Bond Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Many types of debt securities, including mortgage-related securities, are subject to pre-payment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The Master Bond Fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the Master Bond Fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The Master Bond Fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

HOW THE FUNDS INVEST: AMERICAN FUNDS NVIT BOND FUND (cont.)

The Master Bond Fund may also hold cash or money market instruments. The percentage of the Master Bond Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Bond Fund shares. For temporary defensive purposes, the Master Bond Fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the Master Bond Fund’s investment adviser. The Master Bond Fund’s investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect the Master Bond Fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the Master Bond Fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Investment of the Fund’s assets in any master fund, including the Master Bond Fund, is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its entire investment from a master fund.

Principal Risks

The Fund is subject to the same risks that apply to all mutual funds that invest in debt securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. Further, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies.

In addition, the Fund is subject to INTEREST RATE RISK, CREDIT RISK, HIGH-YIELD BOND RISK, PREFERRED STOCK RISK, CONVERTIBLE SECURITIES RISK, LIQUIDITY RISK, FOREIGN SECURITIES RISK, PREPAYMENT AND CALL RISK, EXTENSION RISK, MORTGAGE-BACKED SECURITIES RISK, ASSET-BACKED SECURITIES RISK AND MASTER-FEEDER STRUCTURE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 28.

The Fund cannot guarantee that it will achieve its investment objective. If the value of the Fund’s investments goes down, you may lose money.

Risks of Investing in the Funds

As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. You may lose money if you invest in one or more Nationwide Funds.

The following information relates to the principal risks of investing in the Funds, as identified in the “How the Funds Invest” section for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ SAI.

Asset-backed securities risk – like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Master Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Master Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Asset allocation risk – a Fund is subject to different levels and combinations of risk based on the Master Fund’s actual allocation among the various asset classes. A Fund will be affected by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Master Fund’s investment allocation to it.

Cash position risk – a Master Fund may hold a significant position in cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a Fund’s investment results in a period of rising market prices due to missed investment opportunities.

Convertible securities risk – convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit risk – a Fund has the risk that the issuer of a debt security will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can adversely affect the value of a Fund’s investments. Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Master Fund’s investment adviser.

A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

U.S. government and U.S. government agency securities—neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although

Risks of Investing in the Funds (cont.)

FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.

Dividend risk – income provided by a Fund could be negatively affected by changes in the dividend policies of the companies in which a Master Fund invests and the capital resources those companies have available for making dividend payments.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization, or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Foreign currencies
 – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody
 – a Master Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Master Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Master Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Depositary receipts
 – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, a Fund’s performance may suffer and underperform other equity funds that use different investing styles.

High-yield bond risk – investment in high-yield bonds (commonly known as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s

Risks of Investing in the Funds (cont.)

ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Master Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Master Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Inflation
 – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.

Floating-and variable-rate securities
 – Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating-and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating and variable-rate securities are subject to interest rate risk.

Liquidity risk – the risk that a Master Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that the Master Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Master Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Master Fund may be forced to sell securities at unfavorable times and conditions. Master Funds that invest in REITs, small-cap securities, emerging markets securities and high-yield bonds will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Master-feeder structure risk – other “feeder” funds may also invest in one of the Master Funds. A larger feeder fund could have more voting power than the Fund over the operations of a Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the Fund. You should also refer to the Master Funds’ prospectus that you received along with your Fund prospectus. Additionally, when you request a copy of the Fund’s Statement of Additional Information, you will also receive, free of charge, a copy of the Master Funds’ Statement of Additional Information.

Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Master Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to

Risks of Investing in the Funds (cont.)

the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Money market risk – the risks that apply to bonds also apply to money market instruments, but to a lesser degree. This is because the money market instruments held by the Master Allocation Fund are securities with shorter maturities and higher quality than those typically of bonds.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Master Fund may be required to invest the proceeds in securities with lower yields.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Stock market risk – a Fund could lose value if the individual equity securities in which the Master Fund has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

* * * * * *

Selective Disclosure of Portfolio Holdings

The Funds

A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI. However, under the master-feeder structure, each Fund’s sole portfolio holding is shares in its corresponding Master Fund.

The Master Funds

A description of the Master Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Master Funds’ SAI. When you request a copy of a Feeder Fund’s SAI, you will also receive, free of charge, a copy of the Master Fund’s SAI. Under such policies and procedures, the Master Funds’ complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website www.americanfunds.com) no earlier than the 10th day after the end of such calendar quarter. In addition, the Master Funds’ list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after the end of such month.

FUND MANAGEMENT

Master-Feeder Mutual Fund Structure

Each Fund described in this Prospectus operates as a “feeder fund” which means it does not buy individual securities directly. Instead, it invests all of its investment assets in another mutual fund, the “master fund,” which invests directly in individual securities. Each such master fund (each a “Master Fund” and, collectively, the “Master Funds”) is a series of American Funds Insurance Series® (“American Funds”). Therefore, each Fund has the same investment objective and limitations as its corresponding Master Fund in which it invests and the investment return of each Fund corresponds directly to that of its Master Fund. Nevertheless, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its entire investment from its corresponding Master Fund. The differences in objectives and policies among each of the five Master Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Shares of the Master Funds are currently offered only to insurance company separate accounts, as well as feeder funds. Individuals cannot directly purchase shares of the Master Funds.

As feeder funds, the Funds do not have an investment adviser of their own because each Fund’s assets are invested directly in its respective Master Fund’s portfolio which is managed by Capital Research, the Master Funds’ investment adviser. Under the master-feeder structure, however, each Fund may withdraw its entire investment from its corresponding Master Fund if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the Fund and its shareholders to do so. Prior to such withdrawal, the Board would have to consider what action might be taken, including: (1) the investment of all the assets of the Fund in another pooled investment entity; (2) asking one of the investment adviser affiliates of Nationwide Fund Management LLC (“Nationwide”), the Fund’s master-feeder service provider, to manage the Fund either directly or with a sub-adviser under an agreement between the Trust and Nationwide; or (3) taking any other appropriate action.

Nationwide, as the Funds’ master-feeder service provider, will provide the non-investment management services for the Funds that are normally provided by a fund’s investment adviser with the exception of providing investment advice. For example, Nationwide will provide necessary information to the Board to enable it to make decisions with respect to the investment of Fund assets in the Master Funds, including, for example, monitoring the ongoing investment performance of each Master Fund and providing information to the Board to enable the Board to fulfill oversight responsibilities in this regard. Additionally, Nationwide will provide the necessary analysis, reports and recommendations to the Board of Trustees with respect to whether the Board should consider investing the Fund’s assets other than in the Master Funds and recommendations for alternative managers. Nationwide will also monitor the Funds’ other service providers and the level of fees related to each service provider in order to provide the Board with the necessary reports to perform their oversight of the Funds’ service quality and fees. Nationwide will also coordinate with the Master Funds to ensure the Funds’ compliance with regulatory requirements, including, but not limited to, distributing proxy materials to Fund shareholders, obtaining necessary information and materials for various filing requirements, and the composition and filing of Fund registration statements, shareholder reports and other disclosure materials. Additionally, Nationwide will coordinate with the Master Funds on the financial statements and reports for the Funds.

In approving the master-feeder structure, the Board considered that the Funds will bear their own fund expenses as well as their pro rata share of each Fund’s Master Fund fees and expenses. The Board noted however that it is anticipated that by investing in the Master Fund’s portfolio, each of which has significant assets, each respective Fund will benefit from the economies of scale enjoyed by shareholders of the relevant Master Fund, including breakpoints in advisory fees, which the Funds could not achieve on their own if they operated as stand alone funds. Therefore, it is anticipated that, despite paying the aggregate fees at the Fund level and at the Master Fund level as shareholders of their respective Master Funds, the aggregate fees and expenses should be less than if the respective Funds were operated as stand alone funds.

Because each Fund invests all of its assets in a Master Fund, the Fund and its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests, with the result that the Fund’s expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other NVIT Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. The expenses and, correspondingly, the returns of other shareholders of the Master Funds may differ from those of the Funds. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Master Fund shareholder, including the Funds.

Information about the Master Funds and Capital Research is provided with their permission and is based on information provided by Capital Research or derived from the American Funds.

FUND MANAGEMENT (cont.)

Funds and Master Funds

Each Master Fund is a series of American Funds Insurance Series®. Each Fund’s corresponding Master Fund is listed below:

Trust Feeder Fund	American Funds Master Fund
American Funds NVIT Growth Fund	Growth Fund

American Funds NVIT Global Growth Fund	Global Growth Fund

American Funds NVIT Growth-Income Fund	Growth-Income Fund

American Funds NVIT Asset Allocation Fund	Asset Allocation Fund

American Funds NVIT Bond Fund	Bond Fund

The American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth-Income Fund, American Funds NVIT Asset Allocation Fund, and American Funds NVIT Bond Fund may each hereinafter be referred to as a “Feeder Fund” or collectively as the “Feeder Funds.” Nationwide is considered the master-feeder service provider to the Feeder Funds under the master-feeder structure.

Investment Adviser to the Master Funds

Capital Research and Management Company (“Capital Research”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds, including those in the American Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. Capital Research manages the investment fund and business affairs of the Master Funds.

Capital Research manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research. In that event, Capital Research would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and the Master Funds have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research the authority to use, upon approval of the Master Funds’ Board of Trustees, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services. Each Master Fund’s shareholders pre-approved this arrangement at a meeting of shareholders held on November 24, 2009. There is no assurance that Capital Research will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders of the Master Funds approved a proposal to reorganize the American Funds Insurance Series® into a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the American Funds Insurance Series® reserves the right to delay the implementation.

The annual management fee paid to Capital Research for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets was as follows:

Fund	Management Fee
Master Growth Fund	0.32%

Master Global Growth Fund	0.53%

Master Growth-Income Fund	0.27%

Master Asset Allocation Fund	0.31%

Master Bond Fund	0.39%

A discussion regarding the basis for the Master Funds’ Board of Trustees’ approval of the investment advisory agreement for the Master Funds is available in the Master Funds’ annual report to shareholders, for the fiscal year ended December 31, 2009. The Master Funds’ Investment Company Act File numbers are 002-86838 and 811-03857.

Master-Feeder Service Provider to the Feeder Funds

Because each Fund invests all of its assets in a Master Fund which is managed by the Master Funds’ investment adviser, the Funds do not have an investment adviser of their own. Nationwide Fund Management LLC (“Nationwide”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406 serves as the master-feeder service provider for each of the Funds under the master-feeder structure. Consequently, Nationwide provides those non-investment management services typically provided as ancillary services by a fund’s investment adviser. Nationwide was organized in 1999.

Nationwide will provide master-feeder operational support services to each of the Feeder Funds under the Master-Feeder Services Agreement. Such services will include, but are not limited to: (i) providing information to the Board of Trustees enabling it to make all necessary decisions of whether to invest the assets of a Feeder Fund in shares of a particular Master Fund; (ii) monitoring the ongoing investment performance of the Master Fund and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii) coordination with the Master Fund’s Board of Trustees, officers and service providers to obtain all information, reports, certifications,

FUND MANAGEMENT (cont.)

signatures and other materials necessary for the composition and filing of the Feeder Fund’s registration statements, shareholder reports and other disclosure materials; (iv) coordinating financial statement reports with those of the Master Fund; (v) coordination with the Master Fund’s board of directors, officers and service providers to obtain all information, reports, certifications, signatures and other materials necessary to enable the Feeder Funds to prepare and maintain any processes, materials and/or reports (including effecting any necessary filings with appropriate regulatory agencies) that may be necessary or prudent pursuant to the Sarbanes-Oxley Act of 2002; (vi) effecting daily trades into or from the Master Fund, settling all such transactions and performing trading and settlement reconciliations; (vii) facilitation of distribution of Master Fund proxy solicitation materials to Feeder Fund shareholders and/or coordination with the Master Fund’s officers and service providers to incorporate Master Fund proxy information into Feeder Fund proxy solicitation materials; (viii) coordination with the Master Fund’s officers and service providers to enable the Feeder Funds to compile and maintain their respective books and records as may be legally required or reasonably necessary or prudent; (ix) such activities as are necessary for the design, development and maintenance of each Feeder Fund as a product offering to Trust shareholders; (x) providing regular and special reports, information and other educational materials to the Board of Trustees concerning any particular Feeder Fund-Master Fund structure or of master-feeder fund structures in general; and (xi) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in corresponding Master Funds.

Portfolio Management of the Master Funds

Capital Research uses a system of multiple fund counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to the limits provided by a Master Fund’s objectives and policies and the oversight of Capital Research’s investment committee.

The fund counselors primarily responsible for the day-to-day management of the Master Funds’ portfolios are listed below:

Master Growth Fund Team Members

Donnalisa Parks Barnum is a senior vice president of Capital World Investors. Ms. Barnum has been employed in the investment management area of Capital Research or its affiliates for the past 24 years. Ms. Barnum has been as an equity portfolio counselor for the American Growth Fund for the past seven years.

Ronald B. Morrow is a senior vice president of Capital World Investors. Mr. Morrow has been employed in the investment management area of Capital Research or its affiliates for the past 13 years. Mr. Morrow has been an equity portfolio counselor for the American Growth Fund for the past seven years.

Gregg E. Ireland is a senior vice president of Capital World Investors. Mr. Ireland has been employed with Capital Research or its affiliates for the last 38 years. Mr. Ireland has been an equity portfolio counselor for the American Growth Fund for four years.

Gregory D. Johnson is a senior vice president of Capital World Investors. Mr. Johnson has been employed in the investment management area of Capital Research or its affiliates for the past 17 years. Mr. Johnson has been an equity portfolio counselor for the American Growth Fund for three years.

Michael T. Kerr is a senior vice president of Capital World Investors. Mr. Kerr has been employed with Capital Research or its affiliates for the last 25 years. Mr. Kerr has been an equity portfolio counselor for the American Growth Fund for five years.

Master Global Growth Fund Team Members

Robert W. Lovelace is a senior vice president of Capital World Investors. Mr. Lovelace has been employed with Capital Research or its affiliates for the last 25 years. Mr. Lovelace has been an equity portfolio counselor for the American Global Growth Fund since the inception of the Fund (13 years).

Steven T. Watson is a senior vice president of Capital World Investors. Mr. Watson has been employed with Capital Research or its affiliates for 20 years. Mr. Watson has been an equity portfolio counselor for the American Global Growth Fund for the past eight years.

Paul A. White is a senior vice president of Capital World Investors. Mr. White has been employed with Capital Research or its affiliates for the past 11 years. Mr. White has been an equity portfolio counselor for the American Global Growth Fund for five years.

Master Growth-Income Fund Team Members

James K. Dunton is a senior vice president of Capital Research Global Investors. Mr. Dunton has been employed in the investment management area of Capital Research or its affiliates for the past 48 years. Mr. Dunton has been a portfolio counselor for the American Growth-Income Fund since the inception of the fund (26 years).

FUND MANAGEMENT (cont.)

Donald D. O’Neal is a senior vice president of Capital Research Global Investors. Mr. O’Neal has been an investment professional for the past 25 years. Mr. O’Neal has been a portfolio counselor for the American Growth-Income Fund for five years.

Claudia P. Huntington is a senior vice president of Capital Research Global Investors. Ms. Huntington has been employed in the investment management area of Capital Research or its affiliates for the past 35 years. Ms. Huntington has been a portfolio counselor for the American Growth-Income Fund for the past 16 years.

J. Blair Frank is a senior vice president of Capital Research Global Investors. Mr. Frank has been employed by Capital Research or its affiliates from the past 16 years. Mr. Frank has been a portfolio counselor for the American Growth-Income Fund for four years.

C. Ross Sappenfield is a senior vice president of Capital Research Global Investors. Mr. Sappenfield has been employed in the investment management area of Capital Research or its affiliates for the past 18 years. Mr. Sappenfield has been a portfolio counselor for the American Growth-Income Fund for the past 11 years.

Master Asset Allocation Fund Team Members

Alan N. Berro is a senior vice president of Capital World Investors. Mr. Berro has been employed with Capital Research or its affiliates for 19 years. Mr. Berro has been an equity portfolio counselor for the American Asset Allocation Fund for the past 10 years.

Jeffrey T. Lager is a senior vice president of Capital World Investors. Mr. Lager has been employed in the investment management area of Capital Research or its affiliates for the past 14 years. Mr. Lager has been an equity portfolio counselor for the American Asset Allocation Fund for three years.

James R. Mulally is a senior vice president of Fixed Income, Capital Research. Mr. Mulally has been employed with Capital Research or its affiliates for the past 30 years. Mr. Mulally has been a fixed-income portfolio counselor for the American Asset Allocation Fund for four years.

Eugene P. Stein is a senior vice president of Capital World Investors. Mr. Stein has been employed in the investment management area of Capital Research or its affiliates for the past 38 years. Mr. Stein has been an equity portfolio counselor for the American Asset Allocation Fund for two years.

Master Bond Fund Team Members

David C. Barclay is a senior vice president of Fixed Income, Capital Research. Mr. Barclay has been employed with Capital Research or its affiliates for 22 years. Mr. Barclay has been a fixed-income portfolio counselor for the American Bond Fund for the past 12 years.

Mark H. Dalzell is a senior vice president of Fixed Income, Capital Research. Mr. Dalzell has been employed with Capital Research or its affiliates for the past 22 years. Mr. Dalzell has been a fixed-income portfolio counselor for the American Bond Fund for five years.

David A. Hoag is a senior vice president of Fixed Income, Capital Research. Mr. Hoag has been employed in the investment management area of Capital Research or its affiliates for the past 19 years. Mr. Hoag has been a fixed-income portfolio counselor for the American Bond Fund for three years.

Thomas H. Hogh is a senior vice president of Fixed Income, Capital Research. Mr. Hogh has been employed in the investment management area of Capital Research or its affiliates for the past 20 years. Mr. Hogh has been a fixed-income portfolio counselor for the American Bond Fund for three years.

Additional Information About the Fund Managers

With respect to the individuals listed, the Funds’ SAI (Appendix C) provides additional information about compensation, other accounts managed and ownership of securities in the Funds.

INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

Class II shares of the Funds are sold to separate accounts of insurance companies, including Nationwide Life Insurance Company and its affiliate life insurance companies, to fund benefits payable under variable insurance contracts. Insurance companies, including Nationwide, provide additional services necessary for them to receive Rule 12b-1 fees for the sale of Class II shares.

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then invests its proceeds in its respective Master Fund which, in turn, buys securities for the Master Fund’s portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds and the Master Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or “Distributor”), an affiliate of Nationwide.

Purchase Price

The purchase price of each share of a Feeder Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Feeder Fund or its agents. No sales charge is imposed on the purchase of a Feeder Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Feeder Fund, less its liabilities. The NAV per share of each class of each Feeder Fund is calculated by taking the NAV of the Master Fund, subtracting the Feeder Fund’s liabilities attributable to the Feeder Fund, and dividing by the number of shares of that class that are outstanding. The NAV is determined at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Feeder Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Feeder Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the Exchange is closed

To the extent that a Master or Feeder Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

Fair Valuation

The Funds

The NAV of each Fund is determined based upon the NAV of its corresponding Master Funds.

The Master Funds

Each Master Fund calculates its NAV at the Close of Trading on each Business Day. The Master Funds will not calculate NAVs on days that the Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio securities of a Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in a Master Fund.

Because certain of the Master Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Master Funds do not price their shares, the value of securities held in those Master Funds

INVESTING WITH NATIONWIDE FUNDS (cont.)

may change on days when you will not be able to purchase or redeem your Fund shares.

Selling Shares

The Funds

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

The Master Funds

Shares of the Master Funds are currently offered only to insurance company separate accounts and feeder funds that themselves are offered only to insurance company separate accounts. All such shares may be purchased or redeemed by the separate accounts or feeder funds at net asset values without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts/feeder funds.

Restrictions on Sales

The Funds

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days after receipt of such redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient fund management or would adversely affect the Fund.

The Master Funds

All Master Funds shares may be purchased or redeemed at net asset values without any sales or redemption charges.

Excessive or Short-Term Trading

The Funds

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt fund management strategies,
•	increase brokerage and other transaction costs, and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high yield bonds, and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. The Funds’ procedures are described below.

Monitoring of Trading Activity

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will

INVESTING WITH NATIONWIDE FUNDS (cont.)

request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder. Because the Funds are unable to monitor significant cash flows into and out of the Master Funds, the Funds rely on the Master Funds’ policies and procedures with respect to trading activity, as described below.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring the trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, a Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event a Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading, and

•	reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.

The Master Funds

The American Funds Insurance Series® and American Funds Distributors, Inc., the distributor, reserve the right to reject any purchase order for any reason. The Master Funds are not designed to serve as vehicles for frequent trading. Frequent trading of Master Fund shares may lead to increased costs to the Master Funds and less efficient management of the Master Funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the American Funds Insurance Series® or American Funds Distributors, Inc. has determined could involve actual or potential harm to a Master Fund may be rejected.

The American Funds Insurance Series®, through its transfer agent, American Funds Service Company, has agreements with the insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in Master Fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Master Fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies.

Under its procedures American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the Master Funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the broad ability to restrict potentially harmful trading as described previously, the American Funds Insurance Series® board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in a Master Fund having a value of $5,000 or more will be precluded from investing units of beneficial interest in that Master Fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a Master Fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions.

The American Funds Insurance Series® reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its

INVESTING WITH NATIONWIDE FUNDS (cont.)

surveillance procedures are adequate to detect frequent trading in Master Fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in a Master Fund shares. There is no guarantee that all instances of frequent trading in Master Fund shares will be prevented.

Notwithstanding the American Funds Insurance Series® surveillance procedures and purchase blocking policy, all transactions in Master Fund shares remain subject to the American Funds Insurance Series® and American Funds Distributors, Inc.’s right to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the Master Funds’ statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds Insurance Series®.

Distribution and Services Plans

The Funds

Because these fees are paid out of each Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, the Funds pay the Distributor from their Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of each Fund’s Class II shares’ average daily net assets. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Funds’ Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class II Shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

The Master Funds

The Master Funds do not charge a 12b-1 fee or an administrative services fee for the Class 1 shares in which the Funds invest.

INVESTING WITH NATIONWIDE FUNDS (cont.)

Revenue Sharing

The Funds

The Funds do not have an investment adviser under this master-feeder structure. As it is a fund’s investment adviser, or its affiliates, who typically make revenue sharing payments out of their legitimate profits to insurance companies, broker-dealers or other financial intermediaries for marketing, promotional or related services, there are no such payments made on behalf of the Funds at the feeder fund level.

The Master Funds

Capital Research does not engage in revenue sharing with respect to the Master Funds, the Feeder Funds, or Nationwide Life Insurance Company or its affiliated life insurance companies with respect to the Feeder Funds.

Additional Information about Fees and Expenses

The fees and expenses in the Fees and Expenses table of each Fund Summary are based on average annual net assets as of the fiscal year ended December 31, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending June 30, 2010 and the fiscal year ending December 31, 2010 will be available in each Fund’s semi-annual report and annual report, respectively, which will be available on www.nationwide.com/mutualfunds.

DISTRIBUTIONS AND TAXES

THE FUNDS

Dividends and Distributions

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes. Each of the Funds expects to declare and distribute all of its net investment income, if any, as dividends quarterly in the form of additional shares of the Fund. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.

Tax Status

Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.

Please refer to the Funds’ SAI (and the Master Funds’ SAI) for more information regarding the tax treatment of the Funds (and the Master Funds).

THE MASTER FUNDS

Each Master Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In any fiscal year in which a Master Fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the Master Fund itself is relieved of federal income tax.

It is the Master Funds’ policy to distribute to the shareholders (feeder funds and the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF THE CONTRACTS AND DISTRIBUTIONS TO THE SEPARATE ACCOUNTS.

FINANCIAL HIGHLIGHTS: American Funds NVIT Growth Fund

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended December 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
			Net										Ratio of
			Realized									Ratio	Expenses
			and									of Net	(Prior to
	Net Asset		Unrealized								Ratio of	Investment	Reimburse-
	Value,	Net	Gains		Net	Net		Net Asset		Net Assets	Expenses	Income	ments) to
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	Average Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Year Ended December 31, 2009 (g)	$36.95	0.10	13.97	14.07	—	(5.01)	(5.01)	$46.01	38.78%	$198,323,289	0.72%	0.23%	0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21)%	$134,739,431	0.70%	0.53%	0.88%	26.00%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998,045	0.65%	0.68%	0.80%	40.00%
Period Ended December 31, 2006 (h)	$62.91	0.39	1.92	2.31	(0.40)	—	(0.40)	$64.82	3.68%	$74,804,427	0.74%	1.90%	0.91%	35.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the Master fund.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Expenses do not include expenses from the Master Fund.

(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(g)	Per share calculations were performed using average shares method.

(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

FINANCIAL HIGHLIGHTS: American Funds NVIT Global Growth Fund

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
			Net										Ratio	Ratio of
			Realized										of Net	Expenses
			and										Investment	(Prior to
	Net Asset		Unrealized									Ratio of	Income	Reimburse-
	Value,	Net	Gains		Net	Net			Net Asset		Net Assets	Expenses	(Loss) to	ments) to
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	Average	Average Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (b)	Period	Net Assets (c)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Year Ended December 31, 2009 (g)	$14.94	0.18	5.97	6.15	—	(1.32)	—	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	—	(1.27)	$14.94	(38.64)%	$79,293,777	0.68%	1.51%	0.86%	38.00%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	—	—	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38.00%
Period Ended December 31, 2006 (h)	$21.69	0.10	1.72	1.82	—	—	(0.16)	(0.16)	$23.35	8.52%	$45,991,828	0.91%	(0.63)%	1.16%	31.00%

Amounts designated as “—“ are zero or have been rounded to zero.

(a)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the Master fund.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)	Expenses do not include expenses from the Master Fund.

(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(g)	Per share calculations were performed using average shares method.

(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

FINANCIAL HIGHLIGHTS: American Funds NVIT Growth-Income Fund

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
			Net										Ratio of
			Realized									Ratio	Expenses
			and									of Net	(Prior to
	Net Asset		Unrealized								Ratio of	Investment	Reimburse-
	Value,	Net	Gains		Net	Net		Net Asset		Net Assets	Expenses	Income to	ments) to
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total	at End of	to Average	Average	Average Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Year Ended December 31, 2009 (g)	$26.25	0.40	7.61	8.01	—	(0.73)	(0.73)	$33.53	30.69%	$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06)%	$235,910,310	0.64%	2.61%	0.79%	31.00%
Period Ended December 31, 2007 (h)	$44.86	0.62	(1.30)	(0.68)	(0.62)	—	(0.62)	$43.56	(1.54)%	$87,530,963	0.68%	4.48%	0.83%	24.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses do not include expenses from the Master Fund.

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated

(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.

(g)	Per share calculations were performed using average shares method.

(h)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

FINANCIAL HIGHLIGHTS: American Funds NVIT Asset Allocation Fund

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
			Net										Ratio of
			Realized									Ratio	Expenses
			and									of Net	(Prior to
	Net Asset		Unrealized								Ratio of	Investment	Reimburse-
	Value,	Net	Gains		Net	Net		Net Asset		Net Assets	Expenses	Income	ments) to
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	Average Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Year Ended December 31, 2009 (g)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77)%	$652,685,811	0.70%	2.81%	0.85%	36.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,245,924	0.63%	2.88%	0.78%	29.00%
Period Ended December 31, 2006 (h)	$17.92	0.36	0.66	1.02	(0.36)	—	(0.36)	$18.58	5.69%	$162,748,733	0.69%	6.18%	0.86%	38.00%

Amounts designated as “—“ are zero or have been rounded to zero.

(a)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the Master fund.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses do not include expenses from the Master Fund.

(e)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(g)	Per share calculations were performed using average shares method.

(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

FINANCIAL HIGHLIGHTS: American Funds NVIT Bond Fund

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
			Net											Ratio of
			Realized										Ratio	Expenses
			and										of Net	(Prior to
	Net Asset		Unrealized									Ratio of	Investment	Reimburse-
	Value,	Net	Gains		Net	Net			Net Asset		Net Assets	Expenses	Income	ments) to
	Beginning	Investment	(Losses) from	Total from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	Average Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (b)	Period	Net Assets (c)(d)	Net Assets (c)	Assets (c)(d)(e)	Turnover
Class II Shares
Year Ended December 31, 2009 (g)	$9.53	0.33	0.82	1.15	(0.03)	—	—	(0.03)	$10.65	12.15%	$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	—	(0.58)	$9.53	(9.87%)	$344,883,394	0.71%	6.79%	0.86%	63.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	—	—	(0.84)	$11.22	2.98%	$176,954,744	0.63%	10.21%	0.78%	57.00%
Period Ended December 31, 2006 (h)	$11.45	0.38	0.21	0.59	(0.14)	—	(0.18)	(0.32)	$11.72	5.30%	$33,672,512	0.79%	0.47%	0.97%	57.00%

Amounts designated as “—“ are zero or have been rounded to zero.

(a)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the Master fund.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses do not include expenses from the Master Fund.

(e)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(g)	Per share calculations were performed using average shares method.

(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

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Information from Nationwide Funds

Please read this Prospectus (and the accompanying Master Funds’ prospectus) before you invest, and keep them with your records. This Prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information for the Funds (incorporated by reference into this Prospectus)

•	Annual Reports for the Funds (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports for the Funds

To obtain a document free of charge, to request other information about the Funds, or to make inquiries to the Funds, call 800 848-6331, visit www.nationwide.com/mutualfunds or contact your variable insurance provider.

When you request a copy of the Funds’ SAI, you will also receive, free of charge, a copy of the Master Funds’ SAI.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC
(the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):

•	on the SEC’s EDGAR database via the Internet at www.sec.gov,

•	by electronic request to publicinfo@sec.gov,

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation), or

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

Nationwide Funds Group
1000 Continental Drive, Suite 400
King of Prussia, PA 19406

The Trust’s Investment Company Act File Nos.: 002-73024, 811-03213
The Master Funds’ Investment Company Act File Nos.: 002-86838, 811-03857

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Nationwide Funds Group and On Your Side are service marks of
Nationwide Mutual Insurance Company.

NPR-AMF 5/10	© 2010 Nationwide Funds Group. All rights reserved.